Other employee benefits (Schedule of additional information about other employee benefit plans) - (Details) - Other employee benefits [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Employee Benefits [Line Items]
Opening defined benefit obligation	$ 103.2	$ 87.2
Current service cost	2.8	2.8
Past service cost	1.6	0.0
Interest cost	4.5	4.5
Benefits paid	(2.9)	(2.7)
Remeasurement actuarial (gain)/loss:
Arising from changes in demographic assumptions	(12.8)	0.5
Arising from changes in financial assumptions	(1.2)	9.3
Arising from experience adjustments	(5.3)	(0.7)
Effects of movements in exchange rates	(8.4)	2.3
Closing defined benefit obligation	$ 81.5	$ 103.2